Share-based payments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Sharebased Payment Arrangements [Abstract]
Reconciliation of Outstanding Share Based Payments
a.	Reconciliation of outstanding share based payments

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	26/10/2018	USD 0.305	26,108	—	(26,108)	—	—	—
INC	7/12/2010	26/10/2019	USD 0.340	319,892	—	—	—	319,892	319,892
17/LF3	9/07/2012	8/07/2018	AUD 6.67	150,000	—	—	(150,000)	—	—
22/LF8	4/09/2013	27/08/2018	AUD 6.26	225,000	—	—	(225,000)	—	—
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.36	650,000	—	—	(650,000)	—	—
25b	12/12/2014	31/10/2019	AUD 4.49	50,000	—	—	—	50,000	50,000
27/LF12	5/09/2014	30/06/2019	AUD 4.71	2,045,000	—	—	(1,790,000)
27/LF12	5/09/2014	30/06/2019	AUD 4.71		—	—	(255,000)*	—	—
28/LF13	9/10/2014	8/10/2019	AUD 4.52	75,000	—	—	—	75,000	75,000
29	25/11/2014	24/11/2019	AUD 4.00	240,000	—	—		240,000	240,000
30c(1)	25/03/2015	20/01/2019	AUD 4.98	135,000	—	—	(135,000)	—	—
30d(1)	25/03/2015	25/01/2019	AUD 4.98	300,000	—	—	(300,000)	—	—
30f(1)	25/03/2015	25/01/2019	AUD 4.98	200,000	—	—	(200,000)	—	—
30h(1)	25/03/2015	30/06/2019	AUD 4.69	400,000	—	—	(400,000)	—	—
30i(1)	25/03/2015	30/06/2019	AUD 4.44	600,000	—	—	(600,000)	—	—
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	150,000
31b	12/05/2015	16/02/2020	AUD 4.28	200,000	—	—	—	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.20	2,458,334	—	—	(150,000)*	2,308,334	2,308,334
33	26/08/2015	16/08/2022	AUD 4.05	75,000	—	—	—	75,000	75,000
34	27/04/2016	6/03/2023	AUD 2.80	3,380,000	—	—	(186,666)*	3,193,334	3,193,334
34a	27/04/2016	17/04/2023	AUD 2.74	200,000	—	—	—	200,000	200,000
34b	31/10/2016	6/03/2023	AUD 2.80	200,000	—	—	—	200,000	200,000
35	30/06/2016	18/01/2021	AUD 2.20	1,500,000	—	—	—	1,500,000	1,500,000
36	6/12/2016	5/12/2023	AUD 1.31	1,885,000	—	(75,000)	(140,000)*	1,670,000	1,116,666
36a	6/12/2016	5/12/2023	AUD 1.19	4,400,000	—	(212,000)	—	4,188,000	3,000,502
36b	13/01/2017	12/01/2024	AUD 1.65	300,000	—	—	—	300,000	300,000
37	28/06/2017	27/06/2024	AUD 2.23	300,000	—	—	(150,000)*	150,000	100,000
38	16/09/2017	15/09/2024	AUD 1.54	100,000	—	—	—	100,000	33,334
38a	16/09/2017	15/09/2024	AUD 1.40	150,000	—	—	—	150,000	150,000
39	13/10/2017	12/10/2024	AUD 1.94	2,215,000	—	—	(236,667)*	1,978,333	668,330
39a	13/10/2017	12/10/2024	AUD 1.76	1,900,000	—	—	—	1,900,000	1,300,000
40	24/11/2017	23/11/2024	AUD 1.41	750,000	—	—	—	750,000	250,000
40a	24/11/2017	23/11/2024	AUD 1.28	750,000	—	—	—	750,000	—
41	18/06/2018	17/06/2025	AUD 1.52		200,000	—	—	200,000	66,667
42	11/07/2018	10/07/2025	AUD 1.56		200,000	—	—	200,000	—
43	18/07/2018	17/07/2025	AUD 1.87		5,970,000	—	(125,000)*	5,845,000	—
44	15/07/2018	14/07/2025	AUD 1.72		300,000	—	—	300,000	—
45	30/11/2018	29/11/2025	AUD 1.33		590,000	—	—	590,000	—
46	19/01/2019	18/01/2026	AUD 1.45		5,000	—	—	5,000	—
47	19/01/2019	18/01/2026	AUD 1.45		150,000	—	—	150,000	75,000
June 30, 2019				26,329,334	7,415,000	(313,108)	(5,693,333)	27,737,893	15,572,059
Weighted average share purchase price				AUD 2.68	AUD 1.79	AUD 1.16	AUD 4.58	AUD 2.06	AUD 2.35

(1)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	26/10/2018	USD 0.305	154,064	—	(127,956)	—	26,108	26,108
INC	7/12/2010	26/10/2019	USD 0.340	447,848	—	(127,956)	—	319,892	319,892
17/LF3	9/07/2012	8/07/2018	AUD 6.69	150,000	—	—	—	150,000	150,000
19/LF5	25/01/2013-29/01/2013	24/01/2018-28/01/2018	AUD 6.29	50,000	—	—	(50,000)	—	—
20/LF6	24/05/2013	23/05/2018	AUD 6.36	425,000	—	—	(325,000)
20/LF6	24/05/2013	23/05/2018	AUD 6.36		—	—	(100,000)*	—	—
21/LF7	3/09/2013	30/06/2018	AUD 5.92	1,865,000	—	—	(1,615,000)
22/LF8	4/09/2013	27/08/2018	AUD 6.28	225,000	—	—	—	225,000	225,000
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.38	650,000	—	—	—	650,000	650,000
25b	12/12/2014	31/10/2019	AUD 4.51	50,000	—	—	—	50,000	50,000
27/LF12	5/09/2014	30/06/2019	AUD 4.71	2,070,000	—	—	(25,000)*	2,045,000	2,045,000
27(iv)	25/08/2014	24/08/2019	AUD 4.67	75,000	—	—	(75,000)*	—	—
28/LF13	9/10/2014	8/10/2019	AUD 4.54	85,000	—	—	(10,000)*	75,000	75,000
29	25/11/2014	24/11/2019	AUD 4.02	240,000	—	—	—	240,000	240,000
30a	25/03/2015	30/06/2018	AUD 5.00	650,000	—	—	(650,000)	—	—
30b	25/03/2015	25/01/2018	AUD 5.00	235,000	—	—	(235,000)	—	—
30c	25/03/2015	25/01/2019	AUD 5.00	135,000	—	—	—	135,000	135,000
30d	25/03/2015	30/06/2019	AUD 5.00	300,000	—	—	—	300,000	300,000
30e	25/03/2015	23/07/2019	AUD 5.00	165,000	—	—	(165,000)	—	—
30f	25/03/2015	23/07/2019	AUD 5.00	200,000	—	—	—	200,000	200,000
30g	25/03/2015	20/01/2019	AUD 4.71	300,000	—	—	(300,000)*	—	—
30h	25/03/2015	25/01/2018	AUD 4.71	400,000	—	—	—	400,000	400,000
30i	25/03/2015	25/01/2019	AUD 4.46	600,000	—	—	—	600,000	600,000
30j	25/03/2015	30/06/2019	AUD 4.71	150,000	—	—	(150,000)*	—	—
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	150,000
31b	12/05/2015	16/02/2020	AUD 4.30	200,000	—	—	—	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.22	2,620,000	—	—	(161,666)*	2,458,334	1,683,336
33	26/08/2015	16/08/2022	AUD 4.07	91,667	—	—	(16,667)*	75,000	50,000
34	27/04/2016	6/03/2023	AUD 2.82	3,621,667	—	—	(241,667)*	3,380,000	2,299,982
34a	27/04/2016	17/04/2023	AUD 2.76	200,000	—	—	—	200,000	133,334
34b	31/10/2016	6/03/2023	AUD 2.82	200,000	—	—	—	200,000	200,000
35	30/06/2016	30/06/2019	AUD 2.20	1,500,000	—	—	—	1,500,000	1,500,000
36	6/12/2016	5/12/2023	AUD 1.33	2,045,000	—	(33,333)	(126,667)*	1,885,000	611,666
36a	6/12/2016	5/12/2023	AUD 1.21	4,400,000	—	—	—	4,400,000	1,495,002
36b	13/01/2017	12/01/2024	AUD 1.67	450,000	—	—	(150,000)*	300,000	300,000
37	28/06/2017	27/06/2024	AUD 2.23	—	300,000	—	—	300,000	100,000
38	16/09/2017	15/09/2024	AUD 1.54	—	100,000	—	—	100,000	—
38a	16/09/2017	15/09/2024	AUD 1.40	—	150,000	—	—	150,000	—
39	13/10/2017	12/10/2024	AUD 1.94	—	2,310,000	—	(95,000)*	2,215,000	—
39a	13/10/2017	12/10/2024	AUD 1.76	—	2,000,000	—	(100,000)*	1,900,000	200,000
40	24/11/2017	23/11/2024	AUD 1.41	—	750,000	—	—	750,000	—
40a	24/11/2017	23/11/2024	AUD 1.28	—	750,000	—	—	750,000	—
June 30, 2018				25,100,246	6,360,000	(289,245)	(4,841,667)	26,329,334	14,339,320
Weighted average share purchase price				AUD 3.35	AUD 1.74	AUD 0.52	AUD 4.97	AUD 2.68	AUD 3.39

(1)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	26/10/2018	USD 0.305	154,064	—	—	—	154,064	154,064
INC	7/12/2010	26/10/2019	USD 0.340	447,848	—	—	—	447,848	447,848
INC	7/12/2010	25/04/2017	USD 0.444	127,956	—	(127,956)	—	—	—
INC	7/12/2010	2/05/2017	USD 0.444	127,956	—	(127,956)	—	—	—
16/LF2	24/02/2012	23/02/2017	USD 8.480	340,000	—	—	(170,000)		—
16/LF2	24/02/2012	23/02/2017	AUD 8.48		—	—	(170,000)*		—
17/LF3	9/07/2012	8/07/2018	AUD 6.69	250,000	—	—	(100,000)*	150,000	150,000
18/LF4	21/09/2012-29/10/2012	30/06/2017	AUD 6.70	1,948,333	—	—	(1,673,333)
18/LF4	21/09/2012-29/10/2012	30/06/2017	AUD 6.70		—	—	(275,000)*	—	—
19/LF5	25/01/2013-29/01/2013	24/01/2018-28/01/2018	AUD 6.29	100,000	—	—	(50,000)*	50,000	50,000
20/LF6	24/05/2013	23/05/2018	AUD 6.36	595,000	—	—	(170,000)*	425,000	425,000
21/LF7	3/09/2013	30/06/2018	AUD 5.92	2,430,000	—	—	(565,000)*	1,865,000	1,865,000
22/LF8	4/09/2013	27/08/2018	AUD 6.28	225,000	—	—	—	225,000	225,000
23a	26/11/2013	10/10/2018	AUD 6.20	33,333	—	—	(33,333)*	—	—
24	17/12/2013	16/12/2018	AUD 6.25	25,000	—	—	(25,000)*	—	—
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.38	650,000	—	—	—	650,000	650,000
25b	12/12/2014	31/10/2019	AUD 4.51	50,000	—	—	—	50,000	33,334
25	1/07/2014	6/04/2019	AUD 5.80	10,000	—	—	(10,000)*	—	—
26/LF11	24/07/2014	23/07/2019	AUD 4.71	125,000	—	—	(125,000)*	—
27/LF12	5/09/2014	30/06/2019	AUD 4.71	2,865,000	—	—	(795,000)*	2,070,000	1,380,004
27(ii)	4/08/2014	3/08/2019	AUD 4.60	50,000	—	—	(50,000)*	—	—
27(iv)	25/08/2014	24/08/2019	AUD 4.67	75,000	—	—	—	75,000	50,000
28/LF13	9/10/2014	8/10/2019	AUD 4.54	235,000	—	—	(150,000)*	85,000	56,666
29	25/11/2014	24/11/2019	AUD 4.02	240,000	—	—	—	240,000	160,002
30a	25/03/2015	30/06/2018	AUD 5.00	650,000	—	—	—	650,000	650,000
30b	25/03/2015	25/01/2018	AUD 5.00	235,000	—	—	—	235,000	235,000
30c	25/03/2015	25/01/2019	AUD 5.00	135,000	—	—	—	135,000	135,000
30d	25/03/2015	30/06/2019	AUD 5.00	300,000	—	—	—	300,000	300,000
30e	25/03/2015	23/07/2019	AUD 5.00	165,000	—	—	—	165,000	165,000
30f	25/03/2015	23/07/2019	AUD 5.00	200,000	—	—	—	200,000	200,000
30g	25/03/2015	20/01/2019	AUD 4.71	300,000	—	—	—	300,000	200,000
30h	25/03/2015	25/01/2018	AUD 4.71	400,000	—	—	—	400,000	266,668
30i	25/03/2015	25/01/2019	AUD 4.46	600,000	—	—	—	600,000	600,000
30j	25/03/2015	30/06/2019	AUD 4.71	150,000	—	—	—	150,000	100,000
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	100,000
31a	27/04/2015	16/02/2020	AUD 4.73	20,000	—	—	(20,000)*	—	—
31b	12/05/2015	16/02/2020	AUD 4.30	200,000	—	—	—	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.22	3,840,000	—	—	(1,220,000)*	2,620,000	873,334
33	26/08/2015	16/08/2022	AUD 4.07	125,000	—	—	(33,333)*	91,667	41,667
34	27/04/2016	6/03/2023	AUD 2.82	5,140,000	—	(16,667)	(1,501,666)*	3,621,667	1,218,324
34a	27/04/2016	17/04/2023	AUD 2.76	200,000	—	—	—	200,000	66,667
34b	31/10/2016	6/03/2023	AUD 2.82	—	200,000	—	—	200,000	200,000
35	30/06/2016	30/06/2019	AUD 2.22	1,500,000	—	—	—	1,500,000	—
36	6/12/2016	5/12/2023	AUD 1.33	—	2,095,000	—	(50,000)*	2,045,000	—
36a	6/12/2016	5/12/2023	AUD 1.21	—	4,400,000	—	—	4,400,000	816,667
36b	13/01/2017	12/01/2024	AUD 1.67	—	450,000	—	—	450,000	150,000
June 30, 2017				25,414,490	7,145,000	(272,579)	(1,843,333)	25,100,246	12,165,245
Weighted average share purchase price				AUD 4.39	AUD 1.32	AUD 0.72	AUD 5.10	AUD 3.35	AUD 4.36

(1)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Summary of Valuations of Options Approved and Granted

The model inputs for the valuations of options approved and granted during the year ended June 30, 2019 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
41	2019	1.52	1.52	52.31%	5.8 yrs	0%	2.16%
42	2019	1.56	1.56	52.40%	6.1 yrs	0%	2.36%
43	2019	1.87	1.70	52.78%	5.9 yrs	0%	2.27%
44	2019	1.72	1.59	54.40%	5.6 yrs	0%	1.91%
45	2019	1.33	1.33	54.11%	6.1 yrs	0%	2.01%
46	2019	1.45	1.33	53.92%	5.8 yrs	0%	1.14%
47	2019	1.45	1.33	53.95%	5.8 yrs	0%	1.19%

(1)	Expected life after factoring likely early exercise.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2018 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
37	2018	2.23	2.02	52.21%	5.8 yrs	0%	2.22%
38	2018	1.54	1.37	52.04%	5.8 yrs	0%	2.41%
38a	2018	1.40	1.37	52.56%	5.8 yrs	0%	2.27%
39	2018	1.94	1.34	52.49%	5.9 yrs	0%	2.16%
39a	2018	1.76	1.34	52.49%	5.9 yrs	0%	2.16%
40	2018	1.41	1.32	52.35%	5.8 yrs	0%	2.43%
40a	2018	1.28	1.32	52.35%	5.8 yrs	0%	2.43%

(1)	Expected life after factoring likely early exercise.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2017 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
34b	2017	2.82	1.24	51.13%	4.6 yrs	0%	2.16%
36	2017	1.33	2.32	51.63%	5.5 yrs	0%	2.15%
36a	2017	1.21	2.32	51.63%	5.5 yrs	0%	2.15%
36b	2017	1.67	2.32	51.63%	5.6 yrs	0%	2.15%

(1)	Expected life after factoring likely early exercise.